Critical Accounting Estimates And Judgments - Additional Information (Details) - CHF (SFr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Changes In Accounting Estimates [Line Items]
Deferred income tax assets	SFr 44,000	SFr 24,000
Percentage of capitalized transaction costs for new shares	38.00%
Percentage of transaction costs for Business Combination	62.00%
Unused Tax Losses
Disclosure Of Changes In Accounting Estimates [Line Items]
Deferred income tax assets	SFr 0	SFr 0	SFr 0